Convertible notes, net (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	May 31, 2015 USD ($)	Nov. 30, 2014 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Dec. 01, 2014 USD ($)	Oct. 03, 2012 USD ($) $ / shares	Apr. 27, 2012 USD ($) $ / shares
GM Notes
Debt Instrument
Denomination of the GM Notes		$ 50,000						$ 25,000
GMHL | GM Notes
Debt Instrument
Proceeds from sale of the GM Note		88,090
Magnum | GM Notes
Debt Instrument
Aggregate principal amount		25,000
Magnum | GMHL
Debt Instrument
Proceeds from sale of the GM Note	$ 61,896
Cordlife Group Limited - listed on Singapore Exchange | GM Notes
Debt Instrument
Aggregate principal amount		$ 25,000
Cordlife Group Limited - listed on Singapore Exchange | GMHL
Debt Instrument
Proceeds from sale of the GM Note	$ 61,677
Convertible notes
Debt Instrument
Interest rate			7.00%			7.00%	7.00%
Guaranteed internal rate of return			12.00%
Default interest rate			22.50%			22.50%
Debt issuance costs, amortization period			5 years
Principal amounts of convertible notes
Cumulative interest payable			$ 25,531			¥ 164,624	¥ 107,848
Less: Unamortized debt issuance costs			(688)			(4,437)	(7,802)
Convertible notes, net			$ 140,543			906,222	808,049
Convertible notes | KKR Notes
Debt Instrument
Aggregate principal amount										$ 65,000
Interest rate										7.00%
Conversion price per share | $ / shares										$ 2.838
Proceeds from issuance of convertible notes				$ 65,000
Issuance costs incurred | ¥					¥ 14,260
Guaranteed internal rate of return			12.00%
Principal amounts of convertible notes
Principal amount of Notes			$ 65,396			421,672	400,175
Convertible notes | GM Notes
Debt Instrument
Aggregate principal amount									$ 50,000
Interest rate									7.00%
Conversion price per share | $ / shares									$ 2.838
Proceeds from issuance of convertible notes				$ 50,000
Issuance costs incurred | ¥					¥ 4,258
Guaranteed internal rate of return			12.00%
Principal amounts of convertible notes
Principal amount of Notes			$ 50,304			¥ 324,363	¥ 307,828